Advances for vessels under construction and acquisition of vessels (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Vessels [Line Items]
Total	$ 55,892	$ 127,910
Advances for vessels under construction and acquisition of vessels
Vessels [Line Items]
Pre-delivery Yard installments and Fair value adjustment	26,054	65,009
Bareboat capital leases - upfront hire & handling fees	25,272	54,428
Capitalized interest and finance costs	3,552	6,301
Other capitalized costs	1,014	2,172
Total	$ 55,892	$ 127,910